CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid in Capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2022	$ 3,057	$ 103,000	$ (102,926)	$ 3,131
Balance, shares at Dec. 31, 2022	210,317
Conversion of loans	$ 361	531	0	892
Conversion of loans (Shares)	25,932
Exercise of warrants & options, issuance expenses	$ 718	2,574	0	3,292
Exercise of warrants & options, issuance expenses (Shares)	54,063
Stock based compensation	$ 0	243	0	243
Share Issuance for a total consideration of issuance expenses	$ 4,958	(3,678)	0	1,280
Share Issuance for a total consideration of issuance expenses (Shares)	374,241
Net income (loss)	$ 0	0	(4,022)	(4,022)
Balance at Dec. 31, 2023	$ 9,094	102,670	(106,948)	4,816
Balance, shares at Dec. 31, 2023	664,553
Conversion of loans	$ 9,397	(5,651)	0	3,747
Conversion of loans (Shares)	704,098
Exercise of warrants	$ 632	(632)	0	0
Exercise of warrants (Shares)	47,000
Stock based compensation	$ 0	402	0	402
Share Issuance for a total consideration of issuance expenses	$ 5,364	(2,660)	0	2,704
Share Issuance for a total consideration of issuance expenses (Shares)	405,810
Shares and warrants issued pursuant to settlement agreements	$ 4,733	(5,365)	0	(632)
Shares and warrants issued pursuant to settlement agreements (Shares)	350,002
Reverse split round up	$ 18	(18)	0	0
Reverse split round up (Shares)	1,392
Net income (loss)	$ 0	0	661	661
Balance at Dec. 31, 2024	$ 29,238	88,746	(106,287)	$ 11,697
Balance, shares at Dec. 31, 2024	2,172,855			2,172,855
Conversion of loans	$ 14,442	(4,649)	0	$ 9,793
Conversion of loans (Shares)	989,279
Exercise of warrants & options, issuance expenses	$ 23,533	(11,663)	0	11,870
Exercise of warrants & options, issuance expenses (Shares)	1,649,372
Stock based compensation	$ 0	854	0	854
Share Issuance for a total consideration of issuance expenses	$ 7,610	(2,060)	0	5,550
Share Issuance for a total consideration of issuance expenses (Shares)	545,454
Reverse split round up	$ 0	0	0	0
Reverse split round up (Shares)	12,407
Net income (loss)	$ 0	0	3,748	3,748
Balance at Dec. 31, 2025	$ 74,823	$ 71,228	$ (102,539)	$ 43,512
Balance, shares at Dec. 31, 2025	5,369,367			5,369,367